6. Note Payable to Bank (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Note Payable To Bank Tables
Future Commitments
Principal Due in Next 12 months
2016	$109,252
2017	114,555
2018	39,410
2019	11,455
$274,672

Principal Due in Next 12 months
2015	$107,556
2016	113,225
2017	68,572
2018	12,391
$301,744